Goodwill and Other Intangible Assets	6 Months Ended
Jan. 23, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Goodwill

The following details the changes in goodwill for each reportable segment:

	ANN (a)	Justice	Lane Bryant (b)	maurices	dressbarn	Catherines	Total
	(millions)
Balance at July 25, 2015	$—	$103.6	$57.4	$130.7	$—	$28.0	$319.7
Acquisition-related activity (Note 4)	948.3	—	—	—	—	—	948.3
Balance at January 23, 2016	$948.3	$103.6	$57.4	$130.7	$—	$28.0	$1,268.0

(a) As more fully described in Note 4, the Company recorded measurement-period adjustments in the second quarter of Fiscal 2016, resulting in a decrease in goodwill of $4.9 million.
(b) Net of accumulated impairment losses of $261.7 million for the Lane Bryant segment as of July 25, 2015 and January 23, 2016.

Other Intangible Assets

Other intangible assets consist of the following:

	January 23, 2016			July 25, 2015
Description	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Intangible assets subject to amortization:	(millions)
Proprietary technology	$5.8	$(5.8)	$—	$5.8	$(5.8)	$—
Customer relationships	54.2	(11.3)	42.9	2.7	(2.7)	—
Favorable leases	40.7	(3.6)	37.1	—	—	—
Trade names	5.3	(5.3)	—	5.3	(5.3)	—
Total intangible assets subject to amortization	106.0	(26.0)	80.0	13.8	(13.8)	—
Intangible assets not subject to amortization:
Brands and trade names	1,192.4	—	1,192.4	377.4	—	377.4
Franchise rights	10.9	—	10.9	10.9	—	10.9
Total intangible assets not subject to amortization	1,203.3	—	1,203.3	388.3	—	388.3
Total intangible assets	$1,309.3	$(26.0)	$1,283.3	$402.1	$(13.8)	$388.3

Amortization

The Company recognized amortization expense of $4.3 million and $8.6 million on finite-lived intangible assets, excluding favorable leases discussed below, for the three and six months ended January 23, 2016, respectively, and $0.7 million and $1.4 million for the three and six months ended January 24, 2015, respectively, which is classified within Depreciation and amortization expense in the accompanying condensed consolidated statements of operations. The Company amortizes customer relationships recognized as part of the ANN Acquisition over five years based on the pattern of revenue expected to be generated from the use of the asset. The expected amortization for each of the next five fiscal years is as follows:

Expected Amortization
(millions)
2016 (remaining six months)	$8.6
2017	12.5
2018	9.4
2019	7.0
2020	5.4
Total	$42.9

Favorable leases are amortized into either Buying, distribution and occupancy expenses or Selling, general and administrative expenses over a weighted-average lease term of approximately four years. The expected amortization for each of the next five fiscal years is as follows: the remainder of Fiscal 2016: $3.8 million; fiscal 2017: $7.5 million; fiscal 2018: $7.1 million; fiscal 2019: $6.6 million; and fiscal 2020 and thereafter: $12.1 million.